UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09153

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2016

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2016

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9

Financial Statements	10

Annual Meeting of Shareholders	71

Board of Trustees’ Contract Approval	72

Officers and Trustees	76

Important Notices	77

Eaton Vance

California Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.78%	10.78%	10.57%	5.58%
Fund at Market Price	—	9.70	10.94	9.43	5.38
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–5.48%

Distributions[4]
Total Distributions per share for the period					$0.336
Distribution Rate at NAV					4.15%
Taxable-Equivalent Distribution Rate at NAV					8.46%
Distribution Rate at Market Price					4.39%
Taxable-Equivalent Distribution Rate at Market Price					8.95%

% Total Leverage[5]
Auction Preferred Shares (APS)					1.79%
Institutional MuniFund Term Preferred (iMTP) Shares					28.00
Residual Interest Bond (RIB) Financing					7.05

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.72%	10.60%	9.12%	5.98%
Fund at Market Price	—	10.72	17.83	8.37	5.46
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–3.98%

Distributions[4]
Total Distributions per share for the period					$0.326
Distribution Rate at NAV					3.70%
Taxable-Equivalent Distribution Rate at NAV					6.89%
Distribution Rate at Market Price					3.86%
Taxable-Equivalent Distribution Rate at Market Price					7.19%

% Total Leverage[5]
APS					4.98%
iMTP Shares					25.76
RIB Financing					2.94

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Michigan Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	7.73%	12.25%	10.10%	6.55%
Fund at Market Price	—	14.24	17.58	9.43	6.50
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–8.46%

Distributions[4]
Total Distributions per share for the period					$0.336
Distribution Rate at NAV					3.87%
Taxable-Equivalent Distribution Rate at NAV					7.14%
Distribution Rate at Market Price					4.22%
Taxable-Equivalent Distribution Rate at Market Price					7.79%

% Total Leverage[5]
APS					1.34%
iMTP Shares					34.61

Fund Profile

Credit Quality (% of total investments)6

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.78%	10.08%	8.31%	5.60%
Fund at Market Price	—	15.11	20.14	7.37	5.22
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–3.76%

Distributions[4]
Total Distributions per share for the period					$0.346
Distribution Rate at NAV					4.31%
Taxable-Equivalent Distribution Rate at NAV					8.37%
Distribution Rate at Market Price					4.48%
Taxable-Equivalent Distribution Rate at Market Price					8.70%

% Total Leverage[5]
APS					4.33%
iMTP Shares					28.37
RIB Financing					2.73

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New York Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	7.20%	10.98%	9.90%	6.01%
Fund at Market Price	—	8.07	13.15	8.92	5.86
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–4.68%

Distributions[4]
Total Distributions per share for the period					$0.357
Distribution Rate at NAV					4.15%
Taxable-Equivalent Distribution Rate at NAV					8.04%
Distribution Rate at Market Price					4.35%
Taxable-Equivalent Distribution Rate at Market Price					8.43%

% Total Leverage[5]
APS					3.06%
iMTP Shares					21.97
RIB Financing					13.28

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Ohio Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	7.16%	11.28%	10.30%	6.37%
Fund at Market Price	—	14.04	19.79	9.32	6.40
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–4.15%

Distributions[4]
Total Distributions per share for the period					$0.366
Distribution Rate at NAV					4.60%
Taxable-Equivalent Distribution Rate at NAV					8.55%
Distribution Rate at Market Price					4.80%
Taxable-Equivalent Distribution Rate at Market Price					8.93%

% Total Leverage[5]
APS					6.21%
iMTP Shares					26.43
RIB Financing					2.09

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.46%	10.31%	8.19%	5.77%
Fund at Market Price	—	11.04	13.53	6.33	5.07
Barclays Long (22+) Year Municipal Bond Index	—	5.35%	8.60%	7.51%	5.49%

% Premium/Discount to NAV[3]
					–9.59%

Distributions[4]
Total Distributions per share for the period					$0.345
Distribution Rate at NAV					4.29%
Taxable-Equivalent Distribution Rate at NAV					7.82%
Distribution Rate at Market Price					4.74%
Taxable-Equivalent Distribution Rate at Market Price					8.64%

% Total Leverage[5]
APS					7.07%
iMTP Shares					28.59
RIB Financing					1.26

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Trusts

May 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for California Municipal Income Trust, Massachusetts Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust and Pennsylvania Municipal Income Trust.

[5]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

9

Eaton Vance

California Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 155.3%

Security	Principal Amount (000’s omitted)	Value

Education — 11.3%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$230,488
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	390,057
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	833,521
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,928,752
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	288,608
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,744,080
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	729,471
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	482,462
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	331,806
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	967,180
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	1,008,100
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,054,444
University of California, 5.25%, 5/15/39	690	775,180
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	231,320

		$11,995,469

Electric Utilities — 9.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$307,465
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,372,418
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,698,390
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,585,606
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,128,475
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	777,118
Vernon, Electric System Revenue, 5.125%, 8/1/21	900	1,003,662

		$9,873,134

Escrowed / Prerefunded — 7.7%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$776,554
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,466,275

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$1,475	$1,671,337
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(1)	175	178,392
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.875%, 11/15/36(1)	700	713,965
Tustin Community Facilities District, Prerefunded to 9/1/17, 6.00%, 9/1/37	500	532,730
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	400,689
Vernon Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	400	436,384

		$8,176,326

General Obligations — 29.2%
California, 5.00%, 10/1/31	$1,885	$2,331,707
California, 5.50%, 11/1/35	1,600	1,914,896
California, 6.00%, 4/1/38	750	856,530
Escondido, 5.00%, 9/1/36	1,000	1,213,570
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,201,423
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	1,101,780
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,224,980
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,736,055
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	1,027,691
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,630,021
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,746,423
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,180	3,577,150
Santa Clarita Community College District, 4.00%, 8/1/46(4)	2,500	2,768,050
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,610,595

		$30,940,871

Hospital — 13.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,174,130
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	220,917
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	745,833

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	$910	$1,063,444
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,362,700
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,165,950
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,359,974
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	628,149
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	605,814
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,930,799
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,862,677

		$14,120,387

Insured – Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,506,838

		$1,506,838

Insured – Escrowed / Prerefunded — 12.8%
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/34	$6,485	$2,448,606
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/35	4,825	1,722,766
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	4,273,598
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,990,350
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,108,157

		$13,543,477

Insured – General Obligations — 4.7%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,181,180
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,742,582

		$4,923,762

Insured – Hospital — 4.9%
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	$5,000	$5,167,800

		$5,167,800

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 7.7%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17(5)	$4,410	$4,360,476
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,500	3,775,555

		$8,136,031

Insured – Special Tax Revenue — 5.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$753,932
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	448,899
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/32	1,385	1,682,069
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,547,657

		$5,432,557

Insured – Transportation — 8.7%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,063,700
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,701,800
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	762,489
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,312,893
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,401,435

		$9,242,317

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,097,735

		$1,097,735

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$405,944

		$405,944

Senior Living / Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$334,941
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	600	699,300

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	$535	$642,059

		$1,676,300

Special Tax Revenue — 16.2%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$886,786
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	294,020
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	474,333
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,615,631
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	284,604
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	569,299
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	284,650
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	396,888
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	284,338
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,745,840
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,500	1,835,460
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,521,712
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	563,594
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	840,565
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,938,480
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,661,689
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	961,856

		$17,159,745

Transportation — 11.9%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,120,510
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	2,120	2,419,535
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,754,595

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	$1,500	$1,617,765
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,126,500
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,574,943

		$12,613,848

Water and Sewer — 8.1%
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/45	$1,925	$2,312,425
Metropolitan Water District of Southern California, 5.00%, 7/1/40	2,000	2,425,720
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,955,731
Upper Santa Clara Joint Powers Financing Authority, 5.00%, 8/1/41	1,500	1,836,285

		$8,530,161

Total Tax-Exempt Municipal Securities — 155.3% (identified cost $149,210,715)		$164,542,702

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,949,938

Total Taxable Municipal Securities — 1.8% (identified cost $1,750,000)		$1,949,938

Total Investments — 157.1% (identified cost $150,960,715)		$166,492,640

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.9)%		$(3,000,117)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.3)%		$(46,975,000)

Other Assets, Less Liabilities — (9.9)%		$(10,540,942)

Net Assets Applicable to Common Shares — 100.0%		$105,976,581

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 16.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $1,591,657 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,021,685.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Sep-16	$(4,919,449)	$(4,928,125)	$(8,676)
U.S. Long Treasury Bond	29	Short	Sep-16	(4,717,503)	(4,736,063)	(18,560)

						$(27,236)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 144.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,255,982
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,376,674

		$2,632,656

Education — 24.0%
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	$1,665	$1,915,366
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,234,872
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	902,463
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,581,615
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,334,196
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,535,611
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	889,305

		$10,393,428

Escrowed / Prerefunded — 8.9%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$40	$43,674
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	682,413
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,104,279
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	434,571
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,562,810

		$3,827,747

General Obligations — 11.9%
Boston, 4.00%, 4/1/24	$300	$339,327
Danvers, 5.25%, 7/1/36	885	1,050,185
Lexington, 4.00%, 2/1/23	355	416,053
Newton, 5.00%, 4/1/36	750	837,900
Plymouth, 5.00%, 5/1/31	345	398,541
Plymouth, 5.00%, 5/1/32	315	363,885
Wayland, 5.00%, 2/1/33	510	589,483

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wayland, 5.00%, 2/1/36	$770	$888,126
Winchester, 5.00%, 4/15/36	245	284,604

		$5,168,104

Hospital — 27.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,123,270
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	600	745,452
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	214,026
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	639,928
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,464,550
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	728,334
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	631,873
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,364,953
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	563,500
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,235,629
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,076,399
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	986,986
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	676,856
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	381,185

		$11,832,941

Housing — 3.2%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48(1)	$1,385	$1,385,983

		$1,385,983

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$800	$804,744

		$804,744

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 7.4%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,362,540
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)(4)	1,365	1,851,295

		$3,213,835

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$567,600

		$567,600

Insured – Escrowed / Prerefunded — 3.2%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(3)	$1,335	$1,404,213

		$1,404,213

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,383,520

		$1,383,520

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$379,227

		$379,227

Insured – Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$783,331

		$783,331

Insured – Special Tax Revenue — 9.5%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,120,041
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,451,137
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(3)	5	5,259
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,340,110
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	171,772

		$4,088,319

Insured – Student Loan — 1.9%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$210	$220,431

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan (continued)
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33(1)	$615	$616,008

		$836,439

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$326,107

		$326,107

Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	$500	$558,320
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	563,131

		$1,121,451

Senior Living / Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$140,789
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	140	141,230
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	475	476,791

		$758,810

Special Tax Revenue — 8.3%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$100	$108,806
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	844,122
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,279,358
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	377,900

		$3,610,186

Student Loan — 3.4%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33(5)	$1,500	$1,486,665

		$1,486,665

Transportation — 10.4%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,680,240

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/28	$500	$577,975
Massachusetts Port Authority, 5.00%, 7/1/34	670	762,540
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,493,525

		$4,514,280

Water and Sewer — 4.5%
Boston Water and Sewer Commission, 5.00%, 11/1/29	$495	$560,325
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	254,923
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/26	1,005	1,143,007

		$1,958,255

Total Tax-Exempt Municipal Securities — 144.4% (identified cost $55,914,559)		$62,477,841

Taxable Municipal Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.9%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$812,925

Total Taxable Municipal Securities — 1.9% (identified cost $735,366)		$812,925

Total Investments — 146.3% (identified cost $56,649,925)		$63,290,766

Security	Principal Amount (000’s omitted)	Value

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.5)%		$(3,250,042)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (38.9)%		$(16,800,000)

Other Assets, Less Liabilities — 0.1%		$22,503

Net Assets Applicable to Common Shares — 100.0%		$43,263,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 20.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 9.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $1,422,765 or 3.3% of the Trust’s net assets applicable to common shares.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $941,295.

(5)	When-issued security.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Sep-16	$(3,741,468)	$(3,756,188)	$(14,720)

						$(14,720)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

16	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 151.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$668,694

		$668,694

Education — 6.8%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,120,400
Oakland University, 5.00%, 3/1/42	500	566,540
Wayne State University, 5.00%, 11/15/40	370	427,117

		$2,114,057

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,307,100
Lansing Board of Water and Light, 5.50%, 7/1/41	500	591,080
Michigan Public Power Agency, 5.00%, 1/1/43	800	871,792

		$2,769,972

Escrowed / Prerefunded — 5.3%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$538,246
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	538,571
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	576,165

		$1,652,982

General Obligations — 31.2%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$370,468
Comstock Park Public Schools, 5.125%, 5/1/31	275	315,098
Comstock Park Public Schools, 5.25%, 5/1/33	220	255,823
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	503,525
Jenison Public Schools, 5.00%, 5/1/28	500	571,580
Jenison Public Schools, 5.00%, 5/1/30	500	568,985
Kent County, 5.00%, 1/1/25	1,500	1,644,945
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,154,770
Lansing Community College, 5.00%, 5/1/30	1,005	1,184,744
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,270,705
Michigan, 5.50%, 11/1/25	270	302,435
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	426,955
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,159,070

		$9,729,103

Security	Principal Amount (000’s omitted)	Value

Hospital — 22.3%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,126,910
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	284,025
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	569,065
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,131,689
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,692
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	254,545
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,020,330
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,427,712
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,121,860

		$6,947,828

Housing — 0.2%
Michigan Housing Development Authority, 4.60%, 12/1/26	$45	$46,604

		$46,604

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$750,090

		$750,090

Insured – Education — 4.8%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$618,906
Ferris State University, (AGC), 5.25%, 10/1/38	500	544,330
Wayne State University, (AGM), 5.00%, 11/15/35	300	326,568

		$1,489,804

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$650,160
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	257,538
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	158,548

		$1,066,246

Insured – Escrowed / Prerefunded — 6.5%
Battle Creek School District, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/37	$1,105	$1,149,123

17	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	$555	$291,458
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	1,190	594,000

		$2,034,581

Insured – General Obligations — 24.0%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$589,520
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	158,853
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	254,527
Detroit School District, (AGM), 5.25%, 5/1/32	300	374,094
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,157,880
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,038,765
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	584,105
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,394,592
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,336,525
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	584,495

		$7,473,356

Insured – Lease Revenue / Certificates of Participation — 3.3%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$445	$233,496
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,610	800,428

		$1,033,924

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$139,128

		$139,128

Insured – Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,095,120

		$1,095,120

Insured – Water and Sewer — 6.9%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$561,926
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,094,880
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	490,514

		$2,147,320

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,098,280

		$1,098,280

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$129,412
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	139,960
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,162,180
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,086

		$1,555,638

Water and Sewer — 10.9%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$830,483
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	954,015
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,346,225
Port Huron, Water Supply System, 5.25%, 10/1/31	250	278,565

		$3,409,288

Total Tax-Exempt Investments — 151.4% (identified cost $43,233,228)		$47,222,015

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.1)%		$(650,045)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (54.0)%		$(16,850,000)

Other Assets, Less Liabilities — 4.7%		$1,461,266

Net Assets Applicable to Common Shares — 100.0%		$31,183,236

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 34.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 14.6% of total investments.

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 149.0%

Security	Principal Amount (000’s omitted)	Value

Education — 16.3%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,492,555
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,944,935
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	733,788
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	448,522
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	727,053
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,408,510
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,703,938
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,149,238
Rutgers State University, 5.00%, 5/1/33	1,000	1,186,480

		$10,795,019

Escrowed / Prerefunded — 9.4%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$815	$832,278
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	2,090	2,186,223
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,044,381
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	2,122,091

		$6,184,973

General Obligations — 6.4%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,138,933
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,072,507

		$4,211,440

Hospital — 15.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$770,659
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,471,460
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	799,897
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	311,818

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	$250	$284,368
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	815	986,289
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,116,080
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,388,806
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	60,217
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,214,223

		$10,403,817

Housing — 1.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$365	$368,865
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	480	485,189

		$854,054

Industrial Development Revenue — 7.5%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,110,780
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	56,008
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	150,143
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	848,887
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	246,402
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,529,126

		$4,941,346

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$139,320
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	501,216
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	604,687

		$1,245,223

Insured – Escrowed / Prerefunded — 3.7%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,385,700

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$970	$1,083,296

		$2,468,996

Insured – Gas Utilities — 5.4%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,553,416

		$3,553,416

Insured – General Obligations — 4.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,115,150
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,185,130
Paterson, (BAM), 5.00%, 1/15/26	750	850,440

		$3,150,720

Insured – Hospital — 3.0%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$375	$402,296
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,550,140

		$1,952,436

Insured – Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,048,485

		$2,048,485

Insured – Lease Revenue / Certificates of Participation — 3.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$579,873
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	721,082
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,236,090

		$2,537,045

Insured – Special Tax Revenue — 13.7%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,187,768
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,115,952

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$2,020	$1,403,920
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	314,009

		$9,021,649

Insured – Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,560	$1,676,033

		$1,676,033

Insured – Transportation — 6.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$985,125
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,729,005
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,474,224
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	353,540

		$4,541,894

Lease Revenue / Certificates of Participation — 5.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,100	$1,178,309
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	451,100
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,819,663

		$3,449,072

Other Revenue — 3.9%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,267,725
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	289,603

		$2,557,328

Senior Living / Life Care — 3.4%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$485,558
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38(2)	770	802,571
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	737,940

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$215	$241,795

		$2,267,864

Special Tax Revenue — 2.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$102,510
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	178,558
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	457,987
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	201,710
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	564,030

		$1,504,795

Student Loan — 3.9%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.585%, 6/1/36(3)(4)(5)	$1,825	$1,813,484
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	774,514

		$2,587,998

Transportation — 21.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,193,698
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,215,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,062,028
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	275,235
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	585,136
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,938,868
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,000	2,404,280
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	1,995	2,148,775
South Jersey Transportation Authority, 5.00%, 11/1/39	400	445,872

		$14,268,892

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,452,862
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36(6)	1,250	651,913

		$2,104,775

Total Tax-Exempt Municipal Securities — 149.0% (identified cost $89,667,468)		$98,327,270

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.6%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,063,400

Total Taxable Municipal Securities — 1.6% (identified cost $972,861)		$1,063,400

Total Investments — 150.6% (identified cost $90,640,329)		$99,390,670

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.7)%		$(4,425,173)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.0)%		$(29,000,000)

Other Assets, Less Liabilities — 0.1%		$39,650

Net Assets Applicable to Common Shares — 100.0%		$66,005,147

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 32.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 8.9% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $1,110,780 or 1.7% of the Trust’s net assets applicable to common shares.

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $353,484.
(5)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2016.

(6)	When-issued security.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Sep-16	$(4,880,175)	$(4,899,375)	$(19,200)

						$(19,200)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,965,297
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,749,487

		$4,714,784

Cogeneration — 1.1%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$900	$900,387

		$900,387

Education — 26.5%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$354,150
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,641,607
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	357,806
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	569,420
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,085,730
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	848,040
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	575,193
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,238,740
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	260,091
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,196,690
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,491,965
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,804,100
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	375,726
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	468,972
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,894,552
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,323,460
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	305,074

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$735	$802,186
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,443,554

		$22,037,056

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,627,334
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,122,009

		$3,749,343

Escrowed / Prerefunded — 8.2%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$955	$1,076,571
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	845	860,548
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	784,867
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,316,525
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	467,562
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,212,810
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,093,800

		$6,812,683

General Obligations — 7.9%
New York, 5.00%, 2/15/34(1)	$4,000	$4,663,400
New York City, 5.00%, 8/1/29	1,475	1,838,174
New York City, 6.25%, 10/15/28	45	50,724

		$6,552,298

Hospital — 11.4%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$149,794
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,100,669
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,115,440
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,140,260
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,155,260

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	$525	$619,458
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	453,458
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	912,763
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	710	711,967
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	684,827
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,201,096
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	219,416

		$9,464,408

Housing — 9.1%
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	$2,620	$2,658,462
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	518,270
New York Housing Finance Agency, 3.80%, 11/1/35	650	687,915
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,053,020
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,694,877

		$7,612,544

Industrial Development Revenue — 6.9%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,093,570
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)(3)	500	502,135
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	1,046,640
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,258,026
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,827,774

		$5,728,145

Insured – Education — 7.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,721,475

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	$1,500	$1,619,835
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,530,295

		$5,871,605

Insured – Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,549,152

		$1,549,152

Insured – General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,819,642

		$1,819,642

Insured – Other Revenue — 4.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,720,996
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32(4)	3,625	2,243,911

		$3,964,907

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$384,739

		$384,739

Insured – Transportation — 3.1%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51(3)	$2,500	$2,605,175

		$2,605,175

Other Revenue — 9.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,681,431
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	437,372
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	680,500
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,097,860
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,464,957
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,254,060

		$7,616,180

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 7.1%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$958,750
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	983,181
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	300,426
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	127,616
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,023,175
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	243,315
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	243,338
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	2,041,914

		$5,921,715

Special Tax Revenue — 20.5%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,712,295
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(5)	2,100	2,499,567
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,158,820
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	1,000	1,115,940
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,809,542
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,160,280
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	614,793

		$17,071,237

Transportation — 19.5%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$500	$627,990
Metropolitan Transportation Authority, 5.00%, 11/15/37	790	836,468
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,771,620
New York Thruway Authority, 5.00%, 1/1/37	700	813,624
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,162,320
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/46(3)	1,250	1,290,088
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,998,499
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,066,309
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(4)	2,000	2,416,840

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/40	$1,000	$1,194,160
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,025,124

		$16,203,042

Water and Sewer — 4.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$345,700
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(5)	3,105	3,416,711

		$3,762,411

Total Tax-Exempt Investments — 161.6% (identified cost $119,424,033)		$134,341,453

Miscellaneous — 0.9%

Security	Units	Value

Real Estate — 0.9%
CMS Liquidating Trust(2)(6)(7)	257	$710,946

Total Miscellaneous — 0.9% (identified cost $822,400)		$710,946

Total Investments — 162.5% (identified cost $120,246,433)		$135,052,399

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.0)%		$(4,125,240)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (35.6)%		$(29,600,000)

Other Assets, Less Liabilities — (21.9)%		$(18,214,366)

Net Assets Applicable to Common Shares — 100.0%		$83,112,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 12.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 3.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $5,552,452 or 6.7% of the Trust’s net assets applicable to common shares.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,271,278.

(6)	Non-income producing.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Sep-16	$(4,717,503)	$(4,736,063)	$(18,560)

						$(18,560)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 150.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$835	$948,911

		$948,911

Education — 19.1%
Kent State University, 5.00%, 5/1/30	$450	$558,833
Miami University, 4.00%, 9/1/39	500	546,995
Miami University, 5.00%, 9/1/33	1,000	1,159,410
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	495,559
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,420,087
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	599,190
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,099,470
Ohio State University, 5.00%, 12/1/28	480	628,838
Ohio State University, 5.00%, 12/1/30	545	724,768
University of Cincinnati, 5.00%, 6/1/34	500	571,925
Wright State University, 5.00%, 5/1/31	750	858,773

		$8,663,848

Electric Utilities — 2.5%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$548,969
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	585,420

		$1,134,389

Escrowed / Prerefunded — 14.4%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$966,528
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,962,362
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	71,263
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	473,711
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	797,918
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	672,505
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	184,954

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	$195	$200,366
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	625	642,200
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	27,002
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	284,710
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	210	239,156

		$6,522,675

General Obligations — 9.9%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$393,662
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,111,397
Lakewood City School District, 5.00%, 11/1/39	400	472,448
Oregon City School District, 4.00%, 12/1/30	1,250	1,385,588
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,155,980

		$4,519,075

Hospital — 22.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,222,522
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	627,038
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	567,520
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	888,952
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	296,817
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	890,145
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	333,569
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	501,745
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	559,675
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	891,808
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	558,740

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	$1,000	$1,118,290
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	623,526
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	659,445
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	190,955
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	94,512
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	89,185

		$10,114,444

Housing — 5.6%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,557,150

		$2,557,150

Industrial Development Revenue — 1.2%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,787

		$556,787

Insured – Education — 7.7%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$848,865
Kent State University, (AGC), 5.00%, 5/1/26	85	93,724
Kent State University, (AGC), 5.00%, 5/1/29	40	44,105
Miami University, (AMBAC), 3.25%, 9/1/26	580	588,056
University of Akron, Series A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,587,900
University of Akron, Series B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	338,752

		$3,501,402

Insured – Electric Utilities — 11.2%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$509,950
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	884,800
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	659,743
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,353,290
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	314,748
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	206,400

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$155	$158,548

		$5,087,479

Insured – Escrowed / Prerefunded — 13.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,128,470
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	551,675
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	1,022,238
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	474,810
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,941,205
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	97,545
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	552,753
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	162,574
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	192,062

		$6,123,332

Insured – General Obligations — 11.4%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$632,250
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,677,379
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,328,430
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,520,865

		$5,158,924

Insured – Hospital — 4.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,940	$2,060,881

		$2,060,881

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$83,943

		$83,943

Insured – Transportation — 8.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$685,428
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	160,318

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	$1,000	$1,246,570
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,293,410
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	591,894

		$3,977,620

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$686,719

		$686,719

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,053,450
Summit County Port Authority, 5.00%, 12/1/31	445	523,324

		$1,576,774

Senior Living / Life Care — 3.8%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$730,684
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	409,999
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	261,264
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	329,035

		$1,730,982

Special Tax Revenue — 4.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$297,347
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	593,050
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	219,688
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	352,469
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	174,425
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	190,345
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,087

		$1,951,411

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$259,544

		$259,544

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$600,135
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	589,830

		$1,189,965

Total Tax-Exempt Investments — 150.6% (identified cost $60,347,888)		$68,406,255

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (9.5)%		$(4,325,403)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (40.5)%		$(18,400,000)

Other Assets, Less Liabilities — (0.6)%		$(253,384)

Net Assets Applicable to Common Shares — 100.0%		$45,427,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 39.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 15.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 152.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$167,811

		$167,811

Education — 24.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$470	$577,188
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	554,410
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,319,556
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	912,435
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	551,315
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	53,451
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	77,882
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	168,616
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	107,701
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	153,774
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	129,418
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	235,102
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	745,719
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	499,176
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	691,250
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	687,396
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	873,427
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	300,063
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	652,102

		$9,289,981

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 11.4%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,257,228
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	343,719
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	240,057
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	474,959
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	1,000	1,112,750
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	822,157
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	16,727

		$4,267,597

General Obligations — 10.2%
Chester County, 5.00%, 7/15/27	$500	$560,795
Daniel Boone Area School District, 5.00%, 8/15/32	30	32,428
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,318,610
Philadelphia School District, 6.00%, 9/1/38	985	1,045,686
West York Area School District, 5.00%, 4/1/33	750	869,122

		$3,826,641

Hospital — 25.6%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$564,365
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	834,547
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	857,145
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	527,175
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	849,202
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,517,210
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,249,592
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	567,605
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	284,603

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$675	$755,460
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	293,748
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,267,725

		$9,568,377

Housing — 1.3%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$189,439
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	295	296,115

		$485,554

Industrial Development Revenue — 9.5%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$766,762
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	225,778
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	804,420
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	283,013
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,463,103

		$3,543,076

Insured – Education — 8.1%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$536,165
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,166,206
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	403,639
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	941,823

		$3,047,833

Insured – Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,104,721

		$1,104,721

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 6.5%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$475	$508,516
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,927,220

		$2,435,736

Insured – General Obligations — 5.4%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$25	$26,764
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	843,922
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	864,855
Luzerne County, (AGM), 5.00%, 11/15/29	250	290,338

		$2,025,879

Insured – Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$323,970
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,539,979

		$1,863,949

Insured – Lease Revenue / Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$550,235
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,246,493

		$1,796,728

Insured – Special Tax Revenue — 2.4%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$693,155
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	191,981

		$885,136

Insured – Transportation — 9.1%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$545,396
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,009,081
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,854,702

		$3,409,179

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$571,925

		$571,925

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.4%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$113,143
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	200,596
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	200,540

		$514,279

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$124,087

		$124,087

Transportation — 15.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$523,650
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	320,625
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	495,540
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,104,280
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	1,430	1,638,437
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	470,045
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,095,586

		$5,648,163

Utilities — 1.8%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$600	$675,156

		$675,156

Water and Sewer — 4.4%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$784,890
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	852,637

		$1,637,527

Total Tax-Exempt Municipal Securities — 152.0% (identified cost $51,926,545)		$56,889,335

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$17	$7,391

Total Taxable Municipal Securities — 0.0%(4) (identified cost $16,897)		$7,391

Total Investments — 152.0% (identified cost $51,943,442)		$56,896,726

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.2)%		$(4,200,054)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (45.3)%		$(16,975,000)

Other Assets, Less Liabilities — 4.5%		$1,719,452

Net Assets Applicable to Common Shares — 100.0%		$37,441,124

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2016, 30.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2016, the aggregate value of these securities is $766,762 or 2.0% of the Trust’s net assets applicable to common shares.

(4)	Amount is less than 0.05%.

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Sep-16	$(1,626,725)	$(1,633,125)	$(6,400)

						$(6,400)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Assets and Liabilities (Unaudited)

	May 31, 2016
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$150,960,715	$56,649,925	$43,233,228	$90,640,329
Unrealized appreciation	15,531,925	6,640,841	3,988,787	8,750,341
Investments, at value	$166,492,640	$63,290,766	$47,222,015	$99,390,670
Cash	$—	$1,752,335	$328,303	$1,784,594
Restricted cash*	170,000	94,000	—	123,000
Interest receivable	1,630,081	789,744	532,650	1,470,832
Receivable for investments sold	2,320,500	715,000	515,000	—
Deferred debt issuance costs	21,156	—	—	—
Deferred offering costs	331,634	141,978	138,086	219,293
Total assets	$170,966,011	$66,783,823	$48,736,054	$102,988,389

Liabilities
Payable for floating rate notes issued	$11,835,000	$1,915,000	$—	$2,790,000
Institutional MuniFund Term Preferred Shares, at liquidation value	46,975,000	16,800,000	16,850,000	29,000,000
Payable for when-issued securities	2,765,700	1,476,285	—	645,888
Payable for variation margin on open financial futures contracts	10,281	8,625	—	11,250
Due to custodian	233,867	—	—	—
Payable to affiliates:
Investment adviser fee	83,298	32,667	24,554	51,570
Administration fee	27,999	10,980	8,253	17,334
Trustees’ fees	1,528	650	508	985
Interest expense and fees payable	18,749	7,708	2,465	12,473
Accrued expenses	37,891	18,639	16,993	28,569
Total liabilities	$61,989,313	$20,270,554	$16,902,773	$32,558,069
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$3,000,117	$3,250,042	$650,045	$4,425,173
Net assets applicable to common shares	$105,976,581	$43,263,227	$31,183,236	$66,005,147

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,370	$20,130	$45,982
Additional paid-in capital	106,235,517	40,303,365	28,553,249	67,360,890
Accumulated net realized loss	(15,794,878)	(3,755,119)	(1,434,766)	(10,191,684)
Accumulated undistributed (distributions in excess of) net investment income	(41,293)	61,490	55,836	58,818
Net unrealized appreciation	15,504,689	6,626,121	3,988,787	8,731,141
Net assets applicable to common shares	$105,976,581	$43,263,227	$31,183,236	$66,005,147

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	120	130	26	177

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,879	672	674	1,160

Common Shares Outstanding	7,254,575	2,737,021	2,012,994	4,598,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.61	$15.81	$15.49	$14.35

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2016
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$120,246,433	$60,347,888	$51,943,442
Unrealized appreciation	14,805,966	8,058,367	4,953,284
Investments, at value	$135,052,399	$68,406,255	$56,896,726
Cash	$741,413	$159,002	$1,543,630
Restricted cash*	121,250	—	41,000
Interest receivable	1,489,445	958,086	809,515
Receivable for investments sold	1,660,800	—	—
Deferred offering costs	222,517	153,606	144,595
Total assets	$139,287,824	$69,676,949	$59,435,466

Liabilities
Payable for floating rate notes issued	$17,890,000	$1,455,000	$750,000
Institutional MuniFund Term Preferred Shares, at liquidation value	29,600,000	18,400,000	16,975,000
Payable for when-issued securities	4,388,138	—	—
Payable for variation margin on open financial futures contracts	10,875	—	3,750
Payable to affiliates:
Investment adviser fee	64,375	34,414	29,968
Administration fee	21,638	11,568	10,073
Trustees’ fees	1,199	679	602
Interest expense and fees payable	41,103	3,662	4,710
Accrued expenses	32,463	18,755	20,185
Total liabilities	$52,049,791	$19,924,078	$17,794,288
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,125,240	$4,325,403	$4,200,054
Net assets applicable to common shares	$83,112,793	$45,427,468	$37,441,124

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,754	$28,572	$26,010
Additional paid-in capital	80,717,193	40,401,731	37,018,812
Accumulated net realized loss	(12,445,130)	(3,273,862)	(4,523,485)
Accumulated undistributed (distributions in excess of) net investment income	(1,430)	212,660	(27,097)
Net unrealized appreciation	14,787,406	8,058,367	4,946,884
Net assets applicable to common shares	$83,112,793	$45,427,468	$37,441,124

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	165	173	168

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,184	736	679

Common Shares Outstanding	5,475,356	2,857,157	2,601,014

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.18	$15.90	$14.39

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2016
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$3,403,912	$1,293,653	$1,013,388	$2,251,037
Total investment income	$3,403,912	$1,293,653	$1,013,388	$2,251,037

Expenses
Investment adviser fee	$495,699	$194,276	$145,824	$307,602
Administration fee	163,213	63,967	48,014	101,279
Trustees’ fees and expenses	4,564	1,945	1,518	2,937
Custodian fee	25,712	16,292	12,526	19,926
Transfer and dividend disbursing agent fees	8,836	8,902	8,967	9,000
Legal and accounting services	50,396	30,263	28,440	42,974
Printing and postage	8,589	5,080	5,013	7,011
Amortization of offering costs	31,183	13,389	13,033	20,667
Interest expense and fees	263,739	86,857	79,352	150,390
Auction preferred shares service fee	15,636	5,327	4,676	10,624
Miscellaneous	28,871	22,622	21,849	25,441
Total expenses	$1,096,438	$448,920	$369,212	$697,851

Net investment income	$2,307,474	$844,733	$644,176	$1,553,186

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$546,779	$101,294	$50,487	$143,866
Extinguishment of debt	(1,898)	—	—	(21)
Financial futures contracts	(482,683)	(272,400)	—	(355,304)
Net realized gain (loss)	$62,198	$(171,106)	$50,487	$(211,459)
Change in unrealized appreciation (depreciation) —
Investments	$2,257,602	$1,275,169	$746,469	$1,544,461
Financial futures contracts	(8,641)	(4,974)	—	(6,487)
Net change in unrealized appreciation (depreciation)	$2,248,961	$1,270,195	$746,469	$1,537,974

Net realized and unrealized gain	$2,311,159	$1,099,089	$796,956	$1,326,515

Distributions to auction preferred shareholders
From net investment income	$(47,962)	$(21,769)	$(16,784)	$(34,943)

Discount on redemption and repurchase of auction preferred shares	$2,113,875	$756,000	$758,250	$1,305,000

Net increase in net assets from operations	$6,684,546	$2,678,053	$2,182,598	$4,149,758

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2016
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$2,792,481	$1,461,336	$1,300,478
Total investment income	$2,792,481	$1,461,336	$1,300,478

Expenses
Investment adviser fee	$382,874	$204,642	$178,554
Administration fee	126,064	67,380	58,790
Trustees’ fees and expenses	3,585	2,030	1,800
Custodian fee	21,555	14,727	14,021
Transfer and dividend disbursing agent fees	8,844	8,878	8,884
Legal and accounting services	42,884	30,954	29,694
Printing and postage	8,088	5,463	5,766
Amortization of offering costs	20,972	14,480	13,631
Interest expense and fees	205,898	87,811	82,506
Auction preferred shares service fee	9,723	5,682	6,421
Miscellaneous	26,463	24,550	23,667
Total expenses	$856,950	$466,597	$423,734

Net investment income	$1,935,531	$994,739	$876,744

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$32,021	$14,548	$99,805
Financial futures contracts	(343,460)	—	(118,435)
Net realized gain (loss)	$(311,439)	$14,548	$(18,630)
Change in unrealized appreciation (depreciation) —
Investments	$2,634,545	$1,215,880	$616,774
Financial futures contracts	(6,271)	—	(2,162)
Net change in unrealized appreciation (depreciation)	$2,628,274	$1,215,880	$614,612

Net realized and unrealized gain	$2,316,835	$1,230,428	$595,982

Distributions to auction preferred shareholders
From net investment income	$(35,684)	$(25,917)	$(23,857)

Discount on redemption and repurchase of auction preferred shares	$1,332,000	$828,000	$763,875

Net increase in net assets from operations	$5,548,682	$3,027,250	$2,212,744

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Changes in Net Assets

	Six Months Ended May 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$2,307,474	$844,733	$644,176	$1,553,186
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	62,198	(171,106)	50,487	(211,459)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,248,961	1,270,195	746,469	1,537,974
Distributions to auction preferred shareholders —
From net investment income	(47,962)	(21,769)	(16,784)	(34,943)
Discount on redemption and repurchase of auction preferred shares	2,113,875	756,000	758,250	1,305,000
Net increase in net assets from operations	$6,684,546	$2,678,053	$2,182,598	$4,149,758
Distributions to common shareholders —
From net investment income	$(2,440,062)	$(892,991)	$(676,639)	$(1,589,436)
Total distributions to common shareholders	$(2,440,062)	$(892,991)	$(676,639)	$(1,589,436)

Net increase in net assets	$4,244,484	$1,785,062	$1,505,959	$2,560,322

Net Assets Applicable to Common Shares
At beginning of period	$101,732,097	$41,478,165	$29,677,277	$63,444,825
At end of period	$105,976,581	$43,263,227	$31,183,236	$66,005,147

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(41,293)	$61,490	$55,836	$58,818

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$1,935,531	$994,739	$876,744
Net realized gain (loss) from investment transactions and financial futures contracts	(311,439)	14,548	(18,630)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,628,274	1,215,880	614,612
Distributions to auction preferred shareholders —
From net investment income	(35,684)	(25,917)	(23,857)
Discount on redemption and repurchase of auction preferred shares	1,332,000	828,000	763,875
Net increase in net assets from operations	$5,548,682	$3,027,250	$2,212,744
Distributions to common shareholders —
From net investment income	$(1,953,426)	$(1,044,331)	$(897,693)
Total distributions to common shareholders	$(1,953,426)	$(1,044,331)	$(897,693)

Net increase in net assets	$3,595,256	$1,982,919	$1,315,051

Net Assets Applicable to Common Shares
At beginning of period	$79,517,537	$43,444,549	$36,126,073
At end of period	$83,112,793	$45,427,468	$37,441,124

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(1,430)	$212,660	$(27,097)

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2015
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,345,448	$1,944,665	$1,531,085	$3,444,543
Net realized gain from investment transactions and financial futures contracts	188,186	295,145	57,070	144,056
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(559,309)	(309,758)	(38,140)	(1,537,692)
Distributions to auction preferred shareholders —
From net investment income	(67,546)	(27,241)	(23,794)	(45,378)
Net increase in net assets from operations	$4,906,779	$1,902,811	$1,526,221	$2,005,529
Distributions to common shareholders —
From net investment income	$(5,303,414)	$(1,877,746)	$(1,445,166)	$(3,369,196)
Total distributions to common shareholders	$(5,303,414)	$(1,877,746)	$(1,445,166)	$(3,369,196)
Capital share transactions —
Cost of shares repurchased (see Note 7)	$—	$(73,752)	$(899,721)	$(815,196)
Net decrease in net assets from capital share transactions	$—	$(73,752)	$(899,721)	$(815,196)

Net decrease in net assets	$(396,635)	$(48,687)	$(818,666)	$(2,178,863)

Net Assets Applicable to Common Shares
At beginning of year	$102,128,732	$41,526,852	$30,495,943	$65,623,688
At end of year	$101,732,097	$41,478,165	$29,677,277	$63,444,825

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$139,257	$131,517	$105,083	$130,011

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2015
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,456,385	$2,202,284	$1,991,294
Net realized gain (loss) from investment transactions and financial futures contracts	261,691	72,679	(426,255)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(561,702)	1,772	157,406
Distributions to auction preferred shareholders —
From net investment income	(45,772)	(30,228)	(28,676)
Net increase in net assets from operations	$4,110,602	$2,246,507	$1,693,769
Distributions to common shareholders —
From net investment income	$(4,453,326)	$(2,088,662)	$(1,926,222)
Total distributions to common shareholders	$(4,453,326)	$(2,088,662)	$(1,926,222)
Capital share transactions —
Cost of shares repurchased (see Note 7)	$—	$—	$(1,173,348)
Net decrease in net assets from capital share transactions	$—	$—	$(1,173,348)

Net increase (decrease) in net assets	$(342,724)	$157,845	$(1,405,801)

Net Assets Applicable to Common Shares
At beginning of year	$79,860,261	$43,286,704	$37,531,874
At end of year	$79,517,537	$43,444,549	$36,126,073

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$52,149	$288,169	$17,709

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Cash Flows (Unaudited)

	Six Months Ended May 31, 2016
Cash Flows From Operating Activities	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Net increase in net assets from operations	$6,684,546	$2,678,053	$2,182,598	$4,149,758
Distributions to auction preferred shareholders	47,962	21,769	16,784	34,943
Discount on redemption and repurchase of auction preferred shares	(2,113,875)	(756,000)	(758,250)	(1,305,000)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$4,618,633	$1,943,822	$1,441,132	$2,879,701
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(11,644,404)	(1,435,393)	(1,223,387)	(962,273)
Investments sold	11,420,538	2,899,947	—	2,862,240
Net amortization/accretion of premium (discount)	(236,027)	41,577	3,996	(128,998)
Amortization of deferred debt issuance costs	692	—	—	13
Amortization of offering costs on Institutional MuniFund Term Preferred Shares	31,183	13,389	13,033	20,667
Decrease in restricted cash	13,000	—	—	—
Decrease (increase) in interest receivable	(66,368)	(3,639)	(5,916)	44,859
Increase in payable for variation margin on open financial futures contracts	8,124	5,031	—	6,562
Increase in payable to affiliate for investment adviser fee	2,993	1,245	1,002	1,472
Increase in payable to affiliate for administration fee	1,669	678	531	909
Decrease in payable to affiliate for Trustees’ fees	(20)	(7)	(5)	(18)
Increase in interest expense and fees payable	8,392	4,100	2,465	6,477
Decrease in accrued expenses	(47,656)	(44,002)	(44,019)	(45,128)
Net change in unrealized (appreciation) depreciation from investments	(2,257,602)	(1,275,169)	(746,469)	(1,544,461)
Net realized gain from investments	(546,779)	(101,294)	(50,487)	(143,866)
Net realized loss on extinguishment of debt	1,898	—	—	21
Net cash provided by (used in) operating activities	$1,308,266	$2,050,285	$(608,124)	$2,998,177

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(2,440,062)	$(892,991)	$(676,639)	$(1,589,436)
Cash distributions paid to auction preferred shareholders	(48,393)	(22,320)	(16,996)	(35,137)
Liquidation of auction preferred shares	(44,861,125)	(16,044,000)	(16,091,750)	(27,695,000)
Proceeds from Institutional MuniFund Term Preferred Shares issued	46,975,000	16,800,000	16,850,000	29,000,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(362,817)	(155,367)	(151,119)	(239,960)
Repayment of secured borrowings	(675,000)	—	—	(570,000)
Increase (decrease) in due to custodian	104,131	—	—	(84,050)
Net cash used in financing activities	$(1,308,266)	$(314,678)	$(86,504)	$(1,213,583)

Net increase (decrease) in cash	$—	$1,735,607	$(694,628)	$1,784,594

Cash at beginning of period	$—	$16,728	$1,022,931	$—

Cash at end of period	$—	$1,752,335	$328,303	$1,784,594

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$254,655	$82,757	$76,887	$143,641

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Statements of Cash Flows (Unaudited) — continued

	Six Months Ended May 31, 2016
Cash Flows From Operating Activities	New York Trust	Ohio Trust	Pennsylvania Trust
Net increase in net assets from operations	$5,548,682	$3,027,250	$2,212,744
Distributions to auction preferred shareholders	35,684	25,917	23,857
Discount on redemption and repurchase of auction preferred shares	(1,332,000)	(828,000)	(763,875)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$4,252,366	$2,225,167	$1,472,726
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(6,193,808)	(2,013,522)	(2,639,292)
Investments sold	4,581,460	171,451	3,673,786
Net amortization/accretion of premium (discount)	15,439	(69,881)	(1,228)
Amortization of offering costs on Institutional MuniFund Term Preferred Shares	20,972	14,480	13,631
Decrease (increase) in interest receivable	30,127	(507)	(13,517)
Increase in payable for variation margin on open financial futures contracts	6,344	—	2,187
Increase in payable to affiliate for investment adviser fee	2,409	1,399	973
Increase in payable to affiliate for administration fee	1,321	743	567
Decrease in payable to affiliate for Trustees’ fees	(16)	(4)	(14)
Increase in interest expense and fees payable	15,103	3,662	3,512
Decrease in accrued expenses	(46,252)	(43,308)	(45,128)
Net change in unrealized (appreciation) depreciation from investments	(2,634,545)	(1,215,880)	(616,774)
Net realized gain from investments	(32,021)	(14,548)	(99,805)
Net cash provided by (used in) operating activities	$18,899	$(940,748)	$1,751,624

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(1,953,426)	$(1,044,331)	$(897,693)
Cash distributions paid to auction preferred shareholders	(35,937)	(26,176)	(24,430)
Liquidation of auction preferred shares	(28,268,000)	(17,572,000)	(16,211,125)
Proceeds from Institutional MuniFund Term Preferred Shares issued	29,600,000	18,400,000	16,975,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(243,489)	(168,086)	(158,226)
Proceeds from secured borrowings	—	1,455,000	—
Net cash provided by (used in) financing activities	$(900,852)	$1,044,407	$(316,474)

Net increase (decrease) in cash	$(881,953)	$103,659	$1,435,150

Cash at beginning of period	$1,623,366	$55,343	$108,480

Cash at end of period	$741,413	$159,002	$1,543,630

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$190,795	$84,149	$78,994

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.020		$14.080	$12.580	$14.660	$12.410	$12.390

Income (Loss) From Operations
Net investment income(1)	$0.318		$0.737	$0.756	$0.756	$0.791	$0.926
Net realized and unrealized gain (loss)	0.324		(0.057)	1.507	(2.028)	2.316	0.002
Distributions to APS shareholders
From net investment income(1)	(0.007)		(0.009)	(0.007)	(0.012)	(0.018)	(0.022)
Discount on redemption and repurchase of APS(1)	0.291		—	—	—	—	—

Total income (loss) from operations	$0.926		$0.671	$2.256	$(1.284)	$3.089	$0.906

Less Distributions to Common Shareholders
From net investment income	$(0.336)		$(0.731)	$(0.757)	$(0.796)	$(0.839)	$(0.886)

Total distributions to common shareholders	$(0.336)		$(0.731)	$(0.757)	$(0.796)	$(0.839)	$(0.886)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$0.001	$—	$—	$—

Net asset value — End of period (Common shares)	$14.610		$14.020	$14.080	$12.580	$14.660	$12.410

Market value — End of period (Common shares)	$13.810		$12.900	$12.670	$11.060	$14.680	$12.770

Total Investment Return on Net Asset Value(2)	6.78	%(3)(4)	5.28%	19.06%	(8.69)%	25.59%	7.99%

Total Investment Return on Market Value(2)	9.70	%(3)	7.65%	21.86%	(19.84)%	22.22%	11.04%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$105,977		$101,732	$102,129	$91,333	$106,367	$89,862
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.59	%(7)	1.54%	1.60%	1.66%	1.66%	1.83%
Interest and fee expense(8)	0.51	%(7)	0.08%	0.09%	0.10%	0.11%	0.17%
Total expenses(6)	2.10	%(7)	1.62%	1.69%	1.76%	1.77%	2.00%
Net investment income	4.42	%(7)	5.26%	5.64%	5.64%	5.77%	7.81%
Portfolio Turnover	8	%(3)	9%	11%	8%	17%	22%
Senior Securities:
Total preferred shares outstanding(9)	1,999		1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(10)	$78,015		$75,892	$76,091	$70,690	$78,210	$69,954
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.65%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended May 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.08%	1.04%	1.06%	1.09%	1.11%	1.15%
Interest and fee expense	0.34%	0.05%	0.06%	0.07%	0.07%	0.11%
Total expenses	1.42%	1.09%	1.12%	1.16%	1.18%	1.26%
Net investment income	2.99%	3.53%	3.73%	3.73%	3.84%	4.93%

APS	–	Auction Preferred Shares

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$15.150		$15.140	$13.730	$16.200	$13.970	$13.790

Income (Loss) From Operations
Net investment income(1)	$0.309		$0.710	$0.726	$0.750	$0.771	$0.890
Net realized and unrealized gain (loss)	0.409		(0.008)	1.390	(2.432)	2.283	0.219
Distributions to APS shareholders
From net investment income(1)	(0.008)		(0.010)	(0.008)	(0.012)	(0.019)	(0.023)
Discount on redemption and repurchase of APS(1)	0.276		—	—	—	—	—

Total income (loss) from operations	$0.986		$0.692	$2.108	$(1.694)	$3.035	$1.086

Less Distributions to Common Shareholders
From net investment income	$(0.326)		$(0.686)	$(0.703)	$(0.776)	$(0.805)	$(0.906)

Total distributions to common shareholders	$(0.326)		$(0.686)	$(0.703)	$(0.776)	$(0.805)	$(0.906)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.004	$0.005	$—	$—	$—

Net asset value — End of period (Common shares)	$15.810		$15.150	$15.140	$13.730	$16.200	$13.970

Market value — End of period (Common shares)	$15.180		$14.020	$13.310	$11.970	$16.350	$14.810

Total Investment Return on Net Asset Value(2)	6.72	%(3)(4)	5.21%	16.30%	(10.34)%	22.28%	8.49%

Total Investment Return on Market Value(2)	10.72	%(3)	10.75%	17.27%	(22.55)%	16.41%	13.45%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$43,263		$41,478	$41,527	$37,774	$44,549	$38,372
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.70	%(7)	1.62%	1.68%	1.73%	1.73%	1.87%
Interest and fee expense(8)	0.41	%(7)	0.05%	0.05%	0.08%	0.09%	0.11%
Total expenses(6)	2.11	%(7)	1.67%	1.73%	1.81%	1.82%	1.98%
Net investment income	3.97	%(7)	4.70%	4.96%	5.12%	5.06%	6.70%
Portfolio Turnover	5	%(3)	10%	2%	1%	11%	15%
Senior Securities:
Total preferred shares outstanding(9)	802		802	802	802	802	802
Asset coverage per preferred share(10)	$78,944		$76,719	$76,780	$72,100	$80,548	$72,846
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.85%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended May 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.16%	1.10%	1.12%	1.16%	1.17%	1.21%
Interest and fee expense	0.28%	0.03%	0.04%	0.05%	0.06%	0.07%
Total expenses	1.44%	1.13%	1.16%	1.21%	1.23%	1.28%
Net investment income	2.70%	3.17%	3.31%	3.42%	3.42%	4.32%

APS	–	Auction Preferred Shares

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.740		$14.640	$12.910	$15.310	$13.400	$12.880

Income (Loss) From Operations
Net investment income(1)	$0.320		$0.752	$0.730	$0.728	$0.760	$0.826
Net realized and unrealized gain (loss)	0.397		0.002	1.685	(2.365)	1.944	0.558
Distributions to APS shareholders
From net investment income(1)	(0.008)		(0.012)	(0.009)	(0.014)	(0.021)	(0.025)
Discount on redemption and repurchase of APS(1)	0.377		—	—	—	—	—

Total income (loss) from operations	$1.086		$0.742	$2.406	$(1.651)	$2.683	$1.359

Less Distributions to Common Shareholders
From net investment income	$(0.336)		$(0.709)	$(0.709)	$(0.749)	$(0.773)	$(0.839)

Total distributions to common shareholders	$(0.336)		$(0.709)	$(0.709)	$(0.749)	$(0.773)	$(0.839)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.067	$0.033	$—	$—	$—

Net asset value — End of period (Common shares)	$15.490		$14.740	$14.640	$12.910	$15.310	$13.400

Market value — End of period (Common shares)	$14.180		$12.730	$12.550	$11.000	$14.690	$12.470

Total Investment Return on Net Asset Value(2)	7.73	%(3)(4)	6.44%	20.18%	(10.49)%	20.92%	11.66%

Total Investment Return on Market Value(2)	14.24	%(3)	7.19%	20.91%	(20.51)%	24.67%	10.60%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$31,183		$29,677	$30,496	$27,328	$32,391	$28,366
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.90	%(7)	1.77%	1.87%	1.91%	1.89%	2.04%
Interest and fee expense(8)	0.52	%(7)	—	—	—	—	—
Total expenses(6)	2.42	%(7)	1.77%	1.87%	1.91%	1.89%	2.04%
Net investment income	4.21	%(7)	5.12%	5.24%	5.26%	5.26%	6.49%
Portfolio Turnover	1	%(3)	4%	26%	11%	14%	18%
Senior Securities:
Total preferred shares outstanding(9)	700		700	700	700	700	700
Asset coverage per preferred share(10)	$69,547		$67,396	$68,566	$64,040	$71,273	$65,524
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.11%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.21%	1.11%	1.17%	1.20%	1.20%	1.24%
Interest and fee expense	0.33%	—	—	—	—	—
Total expenses	1.54%	1.11%	1.17%	1.20%	1.20%	1.24%
Net investment income	2.68%	3.23%	3.29%	3.29%	3.35%	3.93%

APS	–	Auction Preferred Shares

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$13.800		$14.060	$12.960	$14.790	$13.020	$13.260

Income (Loss) From Operations
Net investment income(1)	$0.338		$0.745	$0.748	$0.762	$0.802	$0.890
Net realized and unrealized gain (loss)	0.282		(0.293)	1.098	(1.792)	1.783	(0.185)
Distributions to APS shareholders
From net investment income(1)	(0.008)		(0.010)	(0.008)	(0.012)	(0.018)	(0.022)
Discount on redemption and repurchase of APS(1)	0.284		—	—	—	—	—

Total income (loss) from operations	$0.896		$0.442	$1.838	$(1.042)	$2.567	$0.683

Less Distributions to Common Shareholders
From net investment income	$(0.346)		$(0.728)	$(0.743)	$(0.788)	$(0.797)	$(0.923)

Total distributions to common shareholders	$(0.346)		$(0.728)	$(0.743)	$(0.788)	$(0.797)	$(0.923)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.026	$0.005	$—	$—	$—

Net asset value — End of period (Common shares)	$14.350		$13.800	$14.060	$12.960	$14.790	$13.020

Market value — End of period (Common shares)	$13.810		$12.320	$12.300	$11.440	$16.380	$13.370

Total Investment Return on Net Asset Value(2)	6.78	%(3)(4)	4.08%	15.20%	(6.96)%	20.18%	5.64%

Total Investment Return on Market Value(2)	15.11	%(3)	6.21%	14.17%	(25.85)%	29.62%	6.39%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$66,005		$63,445	$65,624	$60,653	$69,135	$60,734
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.69	%(7)	1.60%	1.64%	1.70%	1.71%	1.81%
Interest and fee expense(8)	0.46	%(7)	0.04%	0.04%	0.08%	0.11%	0.15%
Total expenses(6)	2.15	%(7)	1.64%	1.68%	1.78%	1.82%	1.96%
Net investment income	4.78	%(7)	5.36%	5.47%	5.55%	5.70%	6.96%
Portfolio Turnover	2	%(3)	8%	6%	16%	14%	11%
Senior Securities:
Total preferred shares outstanding(9)	1,337		1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(10)	$74,368		$72,453	$74,083	$70,365	$76,709	$70,427
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.67%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended May 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.11%	1.06%	1.07%	1.12%	1.14%	1.16%
Interest and fee expense	0.31%	0.02%	0.03%	0.05%	0.07%	0.09%
Total expenses	1.42%	1.08%	1.10%	1.17%	1.21%	1.25%
Net investment income	3.16%	3.53%	3.59%	3.65%	3.78%	4.46%

APS	–	Auction Preferred Shares

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.520		$14.590	$13.260	$15.540	$13.310	$13.110

Income (Loss) From Operations
Net investment income(1)	$0.353		$0.814	$0.840	$0.845	$0.856	$0.950
Net realized and unrealized gain (loss)	0.428		(0.063)	1.359	(2.232)	2.300	0.179
Distributions to APS shareholders
From net investment income(1)	(0.007)		(0.008)	(0.007)	(0.010)	(0.016)	(0.019)
Discount on redemption and repurchase of APS(1)	0.243		—	—	—	—	—

Total income (loss) from operations	$1.017		$0.743	$2.192	$(1.397)	$3.140	$1.110

Less Distributions to Common Shareholders
From net investment income	$(0.357)		$(0.813)	$(0.862)	$(0.883)	$(0.910)	$(0.910)

Total distributions to common shareholders	$(0.357)		$(0.813)	$(0.862)	$(0.883)	$(0.910)	$(0.910)

Net asset value — End of period (Common shares)	$15.180		$14.520	$14.590	$13.260	$15.540	$13.310

Market value — End of period (Common shares)	$14.470		$13.730	$13.730	$12.100	$16.150	$13.450

Total Investment Return on Net Asset Value(2)	7.20	%(3)(4)	5.63%	17.25%	(8.99)%	24.30%	9.06%

Total Investment Return on Market Value(2)	8.07	%(3)	6.13%	20.92%	(20.09)%	27.89%	8.18%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$83,113		$79,518	$79,860	$72,611	$85,001	$72,678
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.60	%(7)	1.53%	1.60%	1.65%	1.66%	1.78%
Interest and fee expense(8)	0.50	%(7)	0.14%	0.15%	0.16%	0.18%	0.22%
Total expenses(6)	2.10	%(7)	1.67%	1.75%	1.81%	1.84%	2.00%
Net investment income	4.74	%(7)	5.60%	5.96%	5.97%	5.90%	7.40%
Portfolio Turnover	5	%(3)	7%	4%	10%	17%	13%
Senior Securities:
Total preferred shares outstanding(9)	1,349		1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(10)	$86,611		$83,946	$84,200	$78,826	$88,010	$78,877
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.48%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended May 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.13%	1.08%	1.11%	1.15%	1.16%	1.20%
Interest and fee expense	0.36%	0.10%	0.11%	0.11%	0.13%	0.15%
Total expenses	1.49%	1.18%	1.22%	1.26%	1.29%	1.35%
Net investment income	3.35%	3.93%	4.15%	4.16%	4.14%	5.00%

APS	–	Auction Preferred Shares

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$15.210		$15.150	$13.510	$15.850	$13.440	$13.170

Income (Loss) From Operations
Net investment income(1)	$0.348		$0.771	$0.775	$0.764	$0.786	$0.851
Net realized and unrealized gain (loss)	0.427		0.031	1.605	(2.352)	2.475	0.305
Distributions to APS shareholders
From net investment income(1)	(0.009)		(0.011)	(0.009)	(0.013)	(0.020)	(0.025)
Discount on redemption and repurchase of APS(1)	0.290		—	—	—	—	—

Total income (loss) from operations	$1.056		$0.791	$2.371	$(1.601)	$3.241	$1.131

Less Distributions to Common Shareholders
From net investment income	$(0.366)		$(0.731)	$(0.731)	$(0.739)	$(0.831)	$(0.861)

Total distributions to common shareholders	$(0.366)		$(0.731)	$(0.731)	$(0.739)	$(0.831)	$(0.861)

Net asset value — End of period (Common shares)	$15.900		$15.210	$15.150	$13.510	$15.850	$13.440

Market value — End of period (Common shares)	$15.240		$13.700	$13.620	$11.840	$16.800	$13.320

Total Investment Return on Net Asset Value(2)	7.16	%(3)(4)	5.91%	18.49%	(10.01)%	24.71%	9.21%

Total Investment Return on Market Value(2)	14.04	%(3)	6.11%	21.55%	(25.59)%	33.34%	6.25%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$45,427		$43,445	$43,287	$38,588	$45,284	$38,379
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.70	%(7)	1.61%	1.70%	1.76%	1.76%	1.93%
Interest and fee expense(8)	0.39	%(7)	—	—	—	—	0.01%
Total expenses(6)	2.09	%(7)	1.61%	1.70%	1.76%	1.76%	1.94%
Net investment income	4.45	%(7)	5.09%	5.36%	5.33%	5.31%	6.64%
Portfolio Turnover	0	%(3)(9)	1%	9%	10%	11%	11%
Senior Securities:
Total preferred shares outstanding(10)	909		909	909	909	909	909
Asset coverage per preferred share(11)	$74,975		$72,795	$72,621	$67,451	$74,818	$67,221
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.21%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended May 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Amount is less than 0.5%.

(10)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(11)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.12%	1.06%	1.10%	1.13%	1.15%	1.19%
Interest and fee expense	0.26%	—	—	—	—	0.01%
Total expenses	1.38%	1.06%	1.10%	1.13%	1.15%	1.20%
Net investment income	2.95%	3.34%	3.46%	3.43%	3.45%	4.09%

APS	–	Auction Preferred Shares

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$13.890		$13.910	$12.770	$14.780	$13.250	$13.330

Income (Loss) From Operations
Net investment income(1)	$0.337		$0.752	$0.755	$0.750	$0.786	$0.873
Net realized and unrealized gain (loss)	0.223		(0.099)	1.143	(1.960)	1.591	(0.062)
Distributions to APS shareholders
From net investment income(1)	(0.009)		(0.011)	(0.008)	(0.013)	(0.020)	(0.024)
Discount on redemption and repurchase of APS(1)	0.294		—	—	—	—	—

Total income (loss) from operations	$0.845		$0.642	$1.890	$(1.223)	$2.357	$0.787

Less Distributions to Common Shareholders
From net investment income	$(0.345)		$(0.727)	$(0.764)	$(0.787)	$(0.827)	$(0.867)

Total distributions to common shareholders	$(0.345)		$(0.727)	$(0.764)	$(0.787)	$(0.827)	$(0.867)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.065	$0.014	$—	$—	$—

Net asset value — End of period (Common shares)	$14.390		$13.890	$13.910	$12.770	$14.780	$13.250

Market value — End of period (Common shares)	$13.010		$12.040	$12.050	$10.950	$15.100	$13.660

Total Investment Return on Net Asset Value(2)	6.46	%(3)(4)	6.02%	16.07%	(8.07)%	18.20%	6.53%

Total Investment Return on Market Value(2)	11.04	%(3)	6.08%	17.26%	(22.84)%	17.23%	13.15%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$37,441		$36,126	$37,532	$34,736	$40,188	$36,011
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.85	%(7)	1.76%	1.79%	1.85%	1.85%	1.93%
Interest and fee expense(8)	0.45	%(7)	0.01%	0.04%	0.05%	0.04%	0.05%
Total expenses(6)	2.30	%(7)	1.77%	1.83%	1.90%	1.89%	1.98%
Net investment income	4.75	%(7)	5.42%	5.61%	5.53%	5.57%	6.71%
Portfolio Turnover	5	%(3)	3%	4%	11%	15%	8%
Senior Securities:
Total preferred shares outstanding(9)	847		847	847	847	847	847
Asset coverage per preferred share(10)	$69,204		$67,653	$69,312	$66,011	$72,448	$67,516
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.29%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended May 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of May 31, 2016 and APS as of November 30, 2015, 2014, 2013, 2012 and 2011.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.18%	1.11%	1.14%	1.18%	1.20%	1.21%
Interest and fee expense	0.28%	0.01%	0.02%	0.03%	0.02%	0.03%
Total expenses	1.46%	1.12%	1.16%	1.21%	1.22%	1.24%
Net investment income	3.02%	3.44%	3.55%	3.51%	3.59%	4.19%

APS	–	Auction Preferred Shares

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2016, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts

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business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2016. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2016, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$11,835,000	$1,915,000	$2,790,000	$17,890,000	$1,455,000	$750,000
Interest Rate or Range of Interest Rates (%)	0.40 - 0.42	0.43 - 0.54	0.48 - 0.71	0.42 - 0.48	0.42	0.42
Collateral for Floating Rate Notes Outstanding	$14,940,040	$3,260,767	$3,962,259	$26,200,713	$2,060,881	$1,112,750

For the six months ended May 31, 2016, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$12,901,967	$1,915,000	$2,841,967	$17,890,000	$119,262	$750,000
Average Interest Rate	0.65%	0.81%	0.90%	0.74%	0.88%	0.68%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2016.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed

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rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts have been recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Trust’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements, as defined in the Trusts’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

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On December 21, 2015, each Trust announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on February 23, 2016. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

APS Tendered and Redeemed	1,879	672	674	1,160
Redemption Amount	$44,861,125	$16,044,000	$16,091,750	$27,695,000

	New York Trust	Ohio Trust	Pennsylvania Trust

APS Tendered and Redeemed	1,184	736	679
Redemption Amount	$28,268,000	$17,572,000	$16,211,125

There were no other transactions in APS during the six months ended May 31, 2016.

3  Institutional MuniFund Term Preferred Shares

On February 26, 2016, each Trust issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at May 31, 2016 was as follows:

Trust	iMTP Shares Issued and Outstanding

California Trust	1,879
Massachusetts Trust	672
Michigan Trust	674
New Jersey Trust	1,160
New York Trust	1,184
Ohio Trust	736
Pennsylvania Trust	679

The iMTP Shares are a form of preferred shares that represent stock of the Trusts. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of September 1, 2019, unless earlier redeemed or repurchased by a Trust. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At May 31, 2016, the spread to the SIFMA Municipal Swap Index Rate was 1.50% for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After February 28, 2017, the iMTP Shares are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Trust is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Trust’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Trust may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Trust. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Trust’s Trustees.

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For financial reporting purposes, the liquidation value of the iMTP Shares is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Trust in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of September 1, 2019.

The carrying amount of the iMTP Shares at May 31, 2016 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2016.

The average liquidation preference of the iMTP Shares during the portion of the six months ended May 31, 2016 in which iMTP Shares were outstanding was as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Average Liquidation Preference of iMTP Shares	$46,975,000	$16,800,000	$16,850,000	$29,000,000

	New York Trust	Ohio Trust	Pennsylvania Trust
Average Liquidation Preference of iMTP Shares	$29,600,000	$18,400,000	$16,975,000

4  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period.

The dividend rates for APS at May 31, 2016, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

APS Dividend Rates at May 31, 2016	0.47%	0.47%	0.43%	0.47%
Dividends Accrued to APS Shareholders	$47,962	$21,769	$16,784	$34,943
Average APS Dividend Rates	0.37%	0.38%	0.39%	0.38%
Dividend Rate Ranges (%)	0.13 - 0.49	0.17 - 0.47	0.13 - 0.49	0.13 - 0.49

	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at May 31, 2016	0.43%	0.49%	0.47%
Dividends Accrued to APS Shareholders	$35,684	$25,917	$23,857
Average APS Dividend Rates	0.39%	0.40%	0.38%
Dividend Rate Ranges (%)	0.13 - 0.49	0.17 - 0.49	0.17 - 0.47

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates as of May 31, 2016.

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The dividend rates for iMTP Shares at May 31, 2016, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates (annualized) for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

iMTP Dividend Rates at May 31, 2016	1.90%	1.90%	1.90%	1.90%
Dividends Accrued to iMTP Shareholders	$221,219	$79,116	$79,352	$136,569
Average iMTP Dividend Rates	1.80%	1.80%	1.80%	1.80%

	New York Trust	Ohio Trust	Pennsylvania Trust

iMTP Dividend Rates at May 31, 2016	1.90%	1.90%	1.90%
Dividends Accrued to iMTP Shareholders	$139,395	$86,651	$79,940
Average iMTP Dividend Rates	1.80%	1.80%	1.80%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2015, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

November 30, 2016	$6,517,352	$692,532	$517,712	$—
November 30, 2017	4,084,290	991,790	337,540	2,795,679
November 30, 2018	355,871	—	34,334	1,512,852
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608

Total capital loss carryforwards	$16,257,261	$3,464,403	$1,234,638	$8,446,139

Deferred capital losses:
Short-term	$—	$246,972	$32,669	$787,927
Long-term	$—	$—	$265,113	$839,804

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Expiration Date	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2016	$2,354,581	$736,482	$800,874
November 30, 2017	3,171,310	840,450	—
November 30, 2018	671,928	41,243	329,527
November 30, 2019	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$9,805,308	$2,787,606	$2,855,161

Deferred capital losses:
Short-term	$603,929	$292,073	$302,251
Long-term	$1,374,472	$294,996	$1,426,976

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2016, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Aggregate cost	$138,778,783	$54,611,267	$43,200,434	$87,753,713
Gross unrealized appreciation	$16,260,678	$6,851,491	$4,100,571	$9,626,608
Gross unrealized depreciation	(381,821)	(86,992)	(78,990)	(779,651)

Net unrealized appreciation	$15,878,857	$6,764,499	$4,021,581	$8,846,957

	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$102,710,416	$58,795,750	$51,108,710
Gross unrealized appreciation	$14,758,284	$8,198,017	$5,319,901
Gross unrealized depreciation	(306,301)	(42,512)	(281,885)

Net unrealized appreciation	$14,451,983	$8,155,505	$5,038,016

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.595% (0.610% prior to May 1, 2016) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS and iMTP Shares then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the

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value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2016, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investment Adviser Fee	$495,699	$194,276	$145,824	$307,602
Administration Fee	$163,213	$63,967	$48,014	$101,279

	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$382,874	$204,642	$178,554
Administration Fee	$126,064	$67,380	$58,790

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2016 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Purchases	$14,410,104	$2,911,678	$1,223,387	$1,608,161
Sales	$13,601,038	$3,614,947	$515,000	$2,862,240

	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$10,581,946	$2,013,522	$2,639,292
Sales	$6,112,260	$171,451	$3,663,671

7  Common Shares of Beneficial Interest

Each Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trusts for the six months ended May 31, 2016 and the year ended November 30, 2015.

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the six months ended May 31, 2016. During the year ended

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November 30, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended November 30, 2015
	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	5,500	70,300	67,600	97,400
Cost, including brokerage commissions, of common shares repurchased	$73,752	$899,721	$815,196	$1,173,348
Average price per share	$13.41	$12.80	$12.06	$12.05
Weighted average discount per share to NAV	11.78%	13.21%	12.73%	12.85%

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2016, California Trust had a payment due to SSBT pursuant to the foregoing arrangement of $233,867. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2016. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2016. The Trusts’ average overdraft advances during the six months ended May 31, 2016 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2016 is included in the Portfolio of Investments. At May 31, 2016, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2016 were as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Liability Derivative:

Futures Contracts	$(27,236	)(1)	$(14,720	)(1)	$(19,200	)(1)	$(18,560	)(1)	$(6,400	)(1)
Total	$(27,236)		$(14,720)		$(19,200)		$(18,560)		$(6,400)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Municipal Income Trusts

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2016 was as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(482,683	)(1)	$(272,400	)(1)	$(355,304	)(1)	$(343,460	)(1)	$(118,435	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(8,641	)(2)	$(4,974	)(2)	$(6,487	)(2)	$(6,271	)(2)	$(2,162	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended May 31, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts - Short	$9,534,000	$3,678,000	$4,797,000	$4,638,000	$1,599,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$164,542,702	$—	$164,542,702
Taxable Municipal Securities	—	1,949,938	—	1,949,938

Total Investments	$—	$166,492,640	$—	$166,492,640

Liability Description

Futures Contracts	$(27,236)	$—	$—	$(27,236)

Total	$(27,236)	$—	$—	$(27,236)

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Municipal Income Trusts

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$62,477,841	$—	$62,477,841

Taxable Municipal Securities	—	812,925	—	812,925

Total Investments	$—	$63,290,766	$—	$63,290,766

Liability Description

Futures Contracts	$(14,720)	$—	$—	$(14,720)

Total	$(14,720)	$—	$—	$(14,720)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$47,222,015	$—	$47,222,015

Total Investments	$—	$47,222,015	$—	$47,222,015

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$98,327,270	$—	$98,327,270
Taxable Municipal Securities	—	1,063,400	—	1,063,400

Total Investments	$—	$99,390,670	$—	$99,390,670

Liability Description

Futures Contracts	$(19,200)	$—	$—	$(19,200)

Total	$(19,200)	$—	$—	$(19,200)

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$134,341,453	$—	$134,341,453
Miscellaneous	—	—	710,946	710,946

Total Investments	$—	$134,341,453	$710,946	$135,052,399

Liability Description

Futures Contracts	$(18,560)	$—	$—	$(18,560)

Total	$(18,560)	$—	$—	$(18,560)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$68,406,255	$—	$68,406,255

Total Investments	$—	$68,406,255	$—	$68,406,255

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Municipal Income Trusts

May 31, 2016

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,889,335	$—	$56,889,335

Taxable Municipal Securities	—	7,391	—	7,391

Total Investments	$—	$56,896,726	$—	$56,896,726

Liability Description

Futures Contracts	$(6,400)	$—	$—	$(6,400)

Total	$(6,400)	$—	$—	$(6,400)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

The California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2016 is not presented.

At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Municipal Income Trusts

May 31, 2016

Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 24, 2016. The following action was taken by the shareholders:

Item 1.  The election of Scott E. Eston, Thomas E. Faust Jr. and Ralph F. Verni as Class II Trustees of each Trust for a three-year term expiring in 2019. Mr. Verni was elected solely by APS shareholders.

Trust	Nominee for Class II Trustee Elected by APS Shareholders: Ralph F. Verni	Nominee for Class II Trustee Elected by All Shareholders: Scott E. Eston	Nominee for Class I Trustee Elected by All Shareholders: Thomas E. Faust Jr.
California Trust
For	897	6,461,381	6,461,381
Withheld	938	110,877	110,877
Massachusetts Trust
For	602	2,544,402	2,544,402
Withheld	9	22,967	22,967
Michigan Trust
For	338	1,704,421	1,704,421
Withheld	108	171,575	171,575
New Jersey Trust
For	776	3,997,566	3,995,350
Withheld	479	92,977	95,193
New York Trust
For	730	4,705,331	4,682,583
Withheld	88	218,110	240,858
Ohio Trust
For	565	2,388,428	2,387,726
Withheld	4	192,369	193,071
Pennsylvania Trust
For	614	2,087,874	2,087,874
Withheld	230	127,352	127,352

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Municipal Income Trusts

May 31, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust

•	Eaton Vance Massachusetts Municipal Income Trust

•	Eaton Vance Michigan Municipal Income Trust

•	Eaton Vance New Jersey Municipal Income Trust

•	Eaton Vance New York Municipal Income Trust

•	Eaton Vance Ohio Municipal Income Trust

•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in

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Board of Trustees’ Contract Approval — continued

municipal bonds. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. Additionally, the Board took into account the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2016.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale.

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Board of Trustees’ Contract Approval — continued

The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

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May 31, 2016

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2016, Trust records indicate that there are 14, 26, 11, 32, 23, 24 and 21 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,040, 1,111, 1,190, 1,564, 2,065, 1,491 and 1,378 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

76

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694 5.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 18, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 18, 2016